Earnings Per Share	Nov. 18, 2019
Earnings Per Share [Abstract]
Earnings Per Share
Note 6. Earnings Per Share
The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions, except EPS)

Net income (loss) attributable to Dominion Energy - Basic	$54	$449	$(626)	$952

Dilutive effect of Series A Preferred Stock	(13)	—	—	—

Net income (loss) attributable to Dominion Energy - Diluted	41	449	(626)	952

Average shares of common stock outstanding – Basic	802.5	652.8	797.8	651.6

Net effect of dilutive securities	0.1	0.3	—	0.2

Average shares of common stock outstanding – Diluted	802.6	653.1	797.8	651.8

Earnings Per Common Share – Basic	$0.07	$0.69	$(0.78)	$1.46

Earnings Per Common Share – Diluted	$0.05	$0.69	$(0.78)	$1.46

As a result of a net loss for the six months ended June 30, 2019, any adjustments to earnings or shares would be considered antidilutive and therefore are excluded from the calculation of diluted EPS. The 2019 Equity Units are potentially dilutive securities. The forward stock purchase contracts included within the 2019 Equity Units were excluded from the calculation of diluted EPS for the three months ended June 30, 2019, as the dilutive stock price threshold was not met. The Series A Preferred Stock included within the 2019 Equity Units is excluded from the effect of dilutive securities within diluted EPS, but a fair value adjustment is reflected within net income attributable to Dominion Energy for the calculation of diluted EPS for the three months ended June 30, 2019 based upon the expectation that the conversion will be settled in cash rather than through issuance of Dominion Energy common stock. The 2016 Equity Units are potentially dilutive securities, but were excluded from the calculation of diluted EPS for the three months ended June 30, 2019 and for the three and six months ended June 30, 2018, as the dilutive stock price threshold was not met. The forward sales agreements, effective April 2018, were potentially dilutive securities but had no effect on the calculation of diluted EPS for the three and six months ended June 30, 2018. The Dominion Energy Midstream convertible preferred units were potentially dilutive securities but had no effect on the calculation of diluted EPS for the three and six months ended June 30, 2018. In calculating diluted EPS in connection with the Dominion Energy Midstream convertible preferred units, Dominion Energy applied the if-converted
method.